Variable Interest Entity (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
VIEs' consolidated assets and liabilities
Current assets	$ 3,721,696	$ 7,304,993
Property and equipment, net	723,777	83,522
Other non-current assets	4,322,847	1,984,507
Total assets	8,768,320	9,373,022
Total liabilities	1,902,732	469,232
Net assets	6,865,588	8,903,790
Current liabilities:
Other payables and accrued liabilities	1,854,947	433,585
Taxes payable	47,785	35,647
Total liabilities	$ 1,902,732	$ 469,232